Lease liability (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 30,380	$ 19,212
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 65,358	$ 79,913